Organization and Principal Activities - Schedule of Subsidiaries (Details)	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023
Advanced Biomed Inc. [Member]
Schedule of Subsidiaries [Abstract]
Date of Incorporation	Jul. 16, 2021	Jul. 16, 2021
Percentage of effective ownership
Place of incorporation	Nevada	Nevada
Principal Activities	Investment holding	Investment holding
Advanced Biomed Inc. (Taiwan) [Member]
Schedule of Subsidiaries [Abstract]
Date of Incorporation	Sep. 01, 2014	Sep. 01, 2014
Percentage of effective ownership	100.00%	100.00%	100.00%
Place of incorporation	Taiwan	Taiwan
Principal Activities	Research and development of various advanced and innovative microfluidic biochip technologies, and provide the leading application of such technologies in precision oncology detection, diagnosis and treatment	Research and development of various advanced and innovative microfluidic biochip technologies, and provide the leading application of such technologies in precision oncology detection, diagnosis and treatment
Advanced Biomed HK Limited [Member]
Schedule of Subsidiaries [Abstract]
Date of Incorporation	Aug. 10, 2021	Aug. 10, 2021
Percentage of effective ownership	100.00%	100.00%	100.00%
Place of incorporation	Hong Kong	Hong Kong
Principal Activities	Market development	Market development
Shanghai Sglcell Biotech Co., Ltd. [Member]
Schedule of Subsidiaries [Abstract]
Date of Incorporation	Apr. 12, 2019	Apr. 12, 2019
Percentage of effective ownership	100.00%	100.00%	100.00%
Place of incorporation	People’s Republic of China	People’s Republic of China
Principal Activities	Clinical-related business	Clinical-related business